9. RECEIVABLES (Details Narrative) (USD $)	3 Months Ended		4 Months Ended	9 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2014
Receivables [Abstract]
Tenant rental income invoiced but not earned		$ 0	$ 17,713
Tenant rental income earned but not invoiced	0		17,316
Receivables written off	$ 33,600			$ 60,000